SHORT-TERM AND LONG-TERM DEBT (Summary of long-term debt) (Details) $ in Thousands, kr in Millions	Jun. 30, 2022 USD ($)	Jun. 30, 2022 NOK (kr)	Dec. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)
Debt Instrument [Line Items]
Total debt principal	$ 1,975,610		$ 1,903,755
Less: Unamortized debt issuance costs	(12,069)		(14,541)
Less: Current portion of long-term debt	(760,473)		(302,769)
Total long-term debt	1,203,068		1,586,445
Common stock - Frontline Ltd
Debt Instrument [Line Items]
Principal debt amount	15,600		15,600	$ 36,800
Long-term debt, gross	15,639		15,639
NOK700 million senior unsecured floating rate bonds due 2023
Debt Instrument [Line Items]
Principal debt amount | kr		kr 700
Long-term debt, gross	70,930		79,507
NOK700 million senior unsecured floating rate bonds due 2024
Debt Instrument [Line Items]
Principal debt amount | kr		700
Long-term debt, gross	70,423		78,939
NOK600 million senior unsecured floating rate bonds due 2025
Debt Instrument [Line Items]
Principal debt amount | kr		kr 600
Long-term debt, gross	54,717		61,334
4.875% senior unsecured convertible notes due 2023
Debt Instrument [Line Items]
Long-term debt, gross	$ 137,900		137,900
Senior unsecured convertible notes interest rate (in percentage)	4.875%	4.875%
7.25% senior unsecured sustainability-linked bonds due 2026
Debt Instrument [Line Items]
Senior unsecured convertible notes interest rate (in percentage)	7.25%	7.25%
7.25% senior unsecured sustainability-linked bonds due 2026
Debt Instrument [Line Items]
Long-term debt, gross	$ 150,000		150,000
Lease debt financing
Debt Instrument [Line Items]
Long-term debt, gross	167,409		126,955
Fixed Rate and Foreign Debt
Debt Instrument [Line Items]
Total Fixed Rate and Foreign Debt	667,018		650,274
U.S. Dollar Floating Rate Debt
Debt Instrument [Line Items]
U.S. Dollar Floating Rate Debt	$ 1,308,592		$ 1,253,481